Note 11 - Discontinued Operations: Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Other current liabilities from discontinued operations:	June 30, 2012	December 31, 2011
Accrued royalties	$114,368	$153,383
Other current liabilities from discontinued operations	$114,368	$153,383

The following table presents the results of operations of our discontinued operations for the six months ended June 30, 2012 and 2011:

Six Months Ended June 30,	2012	2011
Gross revenues	$---	$655,470
Less estimated sales returns and allowances	---	(39,572)
Net revenues	---	615,898
Cost of sales	---	165,425
Gross profit	---	450,473
Operating expenses:
Advertising and direct marketing	---	54,578
Sales and marketing wages	---	82,038
Total sales and marketing	---	136,616
Research and development	---	103,621
Rent	---	18,391
Other general and administrative costs	---	46,410
Total general and administrative	---	168,422
Income from operations of discontinued component	---	145,435
Impairment expense	---	(288,587)
Gain on debt settlement	26,087	368,051
Income tax (provision)	---	---
Income from discontinued operations, net of taxes	$26,087	$224,899